Segment Reporting - Schedule of Reportable Segments (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2024
Schedule of Reportable Segments [Line Items]
Revenue	$ 3,996			$ 7,649
Salaries and related compensation			$ (1,171)			$ (320)	$ (133)
Other general and administrative expenses			(242)			(1,093)	(364)
General and administrative expenses of consolidated variable interest entities	(266)			(489)		(174)
Total Operating loss	(4,391)	(1,048)	(4,525)	(8,573)	(2,555)	(32,600)	(7,105)
Change in fair value - stock purchase warrant liabilities	(81,006)	5,128	(140,585)	(107,641)	109,406	131,766
Other (expenses) income	1,710	161	18	1,710	161
Income (loss) from continuing operation before income taxes	(85,883)	3,237	(160,630)	(112,091)	106,377	76,610	(7,378)
Income taxes	190			152		(9)
Net operating loss	(82,488)	3,019	(160,788)	(109,634)	105,977	78,549	(8,519)
Depreciation				(438)	(323)	(4)
Cost related	(2,983)			(6,265)
Gross income (Loss)	1,013			1,384
Research and development expenses	$ (348)			(622)
Professional services			$ (3,106)			$ (7,645)	$ (5,987)
Other Operating
Schedule of Reportable Segments [Line Items]
Revenue				132
Salaries and related compensation				(2,043)
Other general and administrative expenses				(3,150)
General and administrative expenses of consolidated variable interest entities				(489)	0
Total Operating loss				(7,189)	(2,555)
Interest expense				(3,415)	(372)
Interest on related parties promissory note				(354)
Change in fair value - convertible note				5,392	588
Change in fair value - stock purchase warrant liabilities				(107,641)	109,406
Other (expenses) income				1,116	(690)
Income (loss) from continuing operation before income taxes				(112,091)	106,377
Discontinued operation				4,159	(400)
Income taxes				152
Net operating loss				(107,780)	105,977
Cost related				(157)
Gross income (Loss)				(25)
Research and development expenses				(622)
Selling and marketing expenses				(341)
Professional services				(1,928)	(2,555)
Rimon | Other Operating
Schedule of Reportable Segments [Line Items]
Revenue				3,331
Salaries and related compensation				(441)
Depreciation				(13)
Cost related				(2,298)
Gross income (Loss)				579
ITS | Other Operating
Schedule of Reportable Segments [Line Items]
Revenue				3,450
Salaries and related compensation				(1,820)
Depreciation				(300)
Cost related				(751)
Gross income (Loss)				579
TILTAN | Other Operating
Schedule of Reportable Segments [Line Items]
Revenue				736
Salaries and related compensation				(198)
Depreciation				(33)
Cost related				(254)
Gross income (Loss)				$ 251